Related Parties - Summary of Transactions Between Related Parties (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loan Operations [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	R$ 144	R$ 96
Revenue / (expenses)	R$ 187	6
Loan Operations [Member] | Alpargatas SA [Member]
Disclosure of transactions between related parties [line items]
Annual rate	2.5% to 6% / SELIC + 2.35% / CDI + 3.15%
Assets / (liabilities)	R$ 49	96
Revenue / (expenses)	R$ 3	6
Loan Operations [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	113% of CDI
Assets / (liabilities)	R$ 95
Revenue / (expenses)	184
Derivative financial instruments - assets and liabilities [Member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(138)
Derivative financial instruments - assets and liabilities [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(138)
Deposit [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(70)
Revenue / (expenses)	R$ (9)
Deposit [member] | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	75% to 96% of CDI
Assets / (liabilities)	R$ (70)
Revenue / (expenses)	(9)
Securities sold under repurchase agreements [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(29)	(48)
Revenue / (expenses)	R$ (3)	(5)	R$ (19)
Securities sold under repurchase agreements [member] | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	50.01% to 100.15% of CDI
Assets / (liabilities)	R$ (10)	(26)
Revenue / (expenses)	R$ (2)	(3)	(15)
Securities sold under repurchase agreements [member] | Duratex S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	95% to 97.5% of CDI
Assets / (liabilities)	R$ (19)	(22)
Revenue / (expenses)	(1)	(2)	(4)
Amounts Receivable from payable to related companies banking service fees expenses [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(92)	(108)
Revenue / (expenses)	46	39	28
Amounts Receivable from payable to related companies banking service fees expenses [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	9
Revenue / (expenses)	20	15	9
Amounts Receivable from payable to related companies banking service fees expenses [Member] | Olimpia Promocao e Servicos S.A. [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(3)	(2)
Revenue / (expenses)	(25)	(23)	(25)
Amounts Receivable from payable to related companies banking service fees expenses [Member] | Pension plan - FIU [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(98)	(106)
Revenue / (expenses)	51	47	44
Rental revenues expenses [Member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(46)	(62)	(59)
Rental revenues expenses [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(3)	(2)	(2)
Rental revenues expenses [Member] | Pension plan - FIU [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(36)	(49)	(44)
Rental revenues expenses [Member] | Pension plan - FUNBEP [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(7)	(11)	(13)
Sponsorship expenses [member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(31)	(10)	(6)
Sponsorship expenses [member] | Associacao Cubo Coworking Itau [Member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(31)	(10)	(6)
Donation expenses [Member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(96)	(94)	(88)
Donation expenses [Member] | Instituto Itau Cultural [Member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	(95)	(93)	(87)
Donation expenses [Member] | Associacao Itau Viver Mais [Member]
Disclosure of transactions between related parties [line items]
Revenue / (expenses)	R$ (1)	R$ (1)	R$ (1)